Loans (Impaired Loans by Class) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	$ 4
Impaired Loans with Specific Allowance, Related Allowance	4
Impaired Loans with No Specific Allowance, Recorded Investment	11,149	8,037
Total Impaired Loans, Recorded Investment	11,153	8,037
Total Impaired Loans, Unpaid Principal Balance	11,620	7,993
Real Estate: [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Specific Allowance, Recorded Investment	7,852	7,164
Total Impaired Loans, Recorded Investment	7,852	7,164
Total Impaired Loans, Unpaid Principal Balance	8,319	7,120
One-to-four-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Specific Allowance, Recorded Investment	5,740	6,693
Total Impaired Loans, Recorded Investment	5,740	6,693
Total Impaired Loans, Unpaid Principal Balance	5,874	6,658
Multi-family [Member]
Financing Receivable, Impaired [Line Items]
Total Impaired Loans, Recorded Investment	0	0
Total Impaired Loans, Unpaid Principal Balance	0	0
Non-residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Specific Allowance, Recorded Investment	1,738
Total Impaired Loans, Recorded Investment	1,738	0
Total Impaired Loans, Unpaid Principal Balance	2,071	0
Construction [Member]
Financing Receivable, Impaired [Line Items]
Total Impaired Loans, Recorded Investment	0	0
Total Impaired Loans, Unpaid Principal Balance	0	0
Home equity and second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Specific Allowance, Recorded Investment	374	471
Total Impaired Loans, Recorded Investment	374	471
Total Impaired Loans, Unpaid Principal Balance	374	462
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Specific Allowance, Recorded Investment	3,297	873
Total Impaired Loans, Recorded Investment	3,297	873
Total Impaired Loans, Unpaid Principal Balance	3,297	873
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	4
Impaired Loans with Specific Allowance, Related Allowance	4
Total Impaired Loans, Recorded Investment	4	0
Total Impaired Loans, Unpaid Principal Balance	$ 4	$ 0